SHAREHOLDERS EQUITY	6 Months Ended
Jun. 30, 2022
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 11 — SHAREHOLDERS’ EQUITY

Ordinary Shares

The authorized share capital of the Company is 50,000,000 shares of par value of $0.001 each.

Issuance of ordinary shares

On May 12, 2020, the Company completed its initial public offering of 1,333,333 ordinary shares at a public offering price of $6.00 per share. The gross proceeds were $8 million before deducting underwriting discounts and other offering expenses, resulting in net proceeds of approximately $5.4 million. In connection with the offering, the Company’s ordinary shares began trading on the Nasdaq Capital Market under the symbol “CLEU.”

In March 2021, the Company filed a Registration Statement on Form F-1 to register 6,000,000 ordinary shares of the Company in an effort to offer these shares to potential investors and raise funds as working capital and potential future acquisitions. On April 19, 2021, the Company entered into certain subscription agreements with investors through a self-written public offering, pursuant to which the Company sold an aggregate of 6,000,000 ordinary shares, par value $0.001 per share, at a purchase price of $5.0 per share. The net proceeds to the Company from this offering were $29.0 million.

On February 20, 2022, the Company entered into a subscription agreement (the “Subscription Agreement”) with Ms. Ngai Ngai Lam, the chief executive officer and chairperson of the board of directors of the Company, pursuant to which Ms. Ngai Ngai Lam agreed to subscribe for and purchase, and the Company agreed to issue and sell to Ms. Ngai Ngai Lam, 2,000,000 ordinary shares of the Company, par value $0.001 per share, at a purchase price of $1.50 per ordinary share and an aggregate purchase price of $3.0 million. The net proceeds to the Company from this offering were $3.0 million.

On April 18, 2022, the Company issued and sold a total of 6,000,000 ordinary shares at a price of $1.50 per share to certain accredited investors in a private placement transaction. The net proceeds to the Company from this offering were $9.0 million.

As of June 30, 2022 and December 31, 2021, the Company had a total of 21,848,333 and 13,848,333 ordinary shares issued and outstanding, respectively.

Statutory reserve and restricted net assets

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors of the Company (the “Board of Directors”). The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

Relevant PRC laws and regulations restrict the Company’s PRC subsidiaries from transferring a portion of their net assets, equivalent to their respective statutory reserves and share capital, to the Company in the form of loans, advances or cash dividends. Only PRC subsidiaries’ accumulated profits may be distributed as dividends to the Company without the consent of a third party. As of June 30, 2022 and December 31, 2021, the restricted amounts as determined pursuant to PRC statutory laws totaled $898,405 and $719,804, respectively, and total restricted net assets amounted to $11,457,547 and $10,124,824, respectively.

Share-based compensation

On May 14, 2021, the Board of Directors granted the Company’s independent directors a total of 15,000 ordinary shares, par value $0.001 per share, vested immediately in full upon the grant. The fair value of the ordinary shares granted was $53,250 as of May 14, 2021, based on the market price of the Company’s ordinary share as of the date of the grant. The Company recognized share-based compensation expense of $53,250 for the six months ended June 30, 2021.